Risk management - Disclosure of sensitivity analysis, by entity (Details)	Dec. 31, 2023
Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	4.20%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.10%)
Mortgages | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	4.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.10%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.10%)
Mortgages | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	9.50%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(5.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	6.70%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(4.20%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(8.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	25.70%
Mortgages | Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	9.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(7.50%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	11.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(7.40%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(30.30%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	35.90%
Consumer loans | Banco Santander Brasil SA | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(0.30%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	1.40%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.40%)
Change in provision assuming 100bp increase in interest rate (as a percent)	2.70%
Corporates | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	2.50%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.20%)
Corporates | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.00%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.00%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	4.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(4.40%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	7.80%
Corporates | Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	8.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(6.40%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	10.70%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.90%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(23.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	30.10%
Corporates | Banco Santander Brasil SA | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.20%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.80%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(0.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	3.70%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(5.20%)
Change in provision assuming 100bp increase in interest rate (as a percent)	6.20%
SC Auto | Santander Consumer USA Holdings Inc. | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.40%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.10%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.20%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(3.70%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	4.00%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.80%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(0.70%)
Other | Banco Santander Brasil SA | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.80%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.80%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(0.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	2.30%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.80%)
Change in provision assuming 100bp increase in interest rate (as a percent)	4.10%